FORM N-PX
                                    Amendment

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY




Investment Company Act file number: 811-07925

WesMark Funds
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  (Exact name of registrant as specified in charter)

5800 Corporate Drive
Pittsburgh, PA  15237-7010
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  (Address of principal executive offices)

John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

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  (Name and address of agent for service)


Registrant's telephone number, including area code: 412-288-1900
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Date of Fiscal year-end: January 31, 2005
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Date of reporting period: 7/1/2003 - 6/30/2004
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WesMark West Virginia Municipal Bond Fund
WesMark Bond Fund

There were no matters relating to a portfolio security considered at any shareholder meeting during the period covered by this report and with respect to which the series named above were entitled to vote.







                               SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly cuased this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     WesMark Funds

By (Signature and Title)     /s/Charles L. Davis, Jr.
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                             President and Principal Executive Officer


Insert printed name and
  title of signing officer    Charles L. Davis, Jr., President and
                              Principal Executive Officer


Date:  November 16, 2004